UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082
M FUND, INC.
(Exact name of registrant as specified in charter)
M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)
Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2005 is filed herewith.

Brandes International Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2005

		Value
Shares		(Note 1)
	FOREIGN COMMON STOCKS—99.1%
	Austria—0.7%
103,300	Telekom Austria AG	$2,061,881

	Belgium—0.8%
63,300	InBev	2,512,447

	Brazil—1.6%
319,900	Centrais Eletricas Brasileiras SA - SP ADR	3,208,853
56,717	Contax Participacoes SA - ADR * (a)	35,233
8,252	Tele Centro Oeste Celular Participacoes SA - ADR	74,763
639	Tele Leste Celular Participacoes SA - ADR *	4,243
1,117	Tele Norte Leste Participacoes SA - ADR	18,464
55,600	Telecomunicacoes Brasileiras SA - ADR	1,801,996
7,796	Telesp Celular Partcipacoes SA - ADR	30,482
		5,174,034
	Canada—2.8%
1,090,900	Bombardier, Inc. - Class B	2,695,668
1,864,605	Nortel Networks Corp. *	6,078,612
		8,774,280
	France—6.1%
510,700	Alcatel SA *	6,824,501
84,700	Carrefour SA	3,910,395
133,500	France Telecom SA	3,844,863
26,000	France Telecom SA 144A ²	748,812
30,220	Nexans SA	1,401,381
31,849	Sanofi-Aventis	2,632,723
		19,362,675
	Germany—13.9%
115,600	Bayerische Hypo-und Vereinsbank AG *	3,267,990
46,240	Bayerische Hypo-und Vereinsbank AG 144A * ²	1,307,196
119,772	Commerzbank AG	3,290,594
156,000	DaimlerChrysler AG	8,304,667
507,000	Deutsche Telekom AG	9,257,616
61,000	Heidelberger Druckmaschinen AG 144A ²	2,097,454
28,900	Hypo Real Estate Holding	1,465,995
55,900	Muenchener Rueckversicherungs-Gesellschaft AG	6,404,729
35,147	Schering AG	2,229,663
100,900	Volkswagen AG †	6,242,720
		43,868,624
	Italy—3.0%
629,780	Banca Intesa SpA	2,945,140
968,790	Telecom Italia Savings Shares	2,704,867
1,165,538	Telecom Italia SpA	3,802,411
		9,452,418

1

	Japan—25.7%
244,639	Daiichi Sankyo Co., Ltd. * (a) †	$5,020,830
1,010,000	Hitachi, Ltd.	6,410,293
299	Japan Tobacco, Inc.	4,724,456
131,000	Matsushita Electric Industrial Co., Ltd.	2,223,710
403	Millea Holdings, Inc. Tokyo	6,474,467
2,376,000	Mitsubishi Heavy Industries, Ltd.	8,431,408
711	Mitsubishi Tokyo Financial Group, Inc.	9,351,547
451,000	Mitsui Sumitomo Insurance Co., Ltd.	5,231,178
1,882	Nippon Telegraph & Telephone Corp.	9,270,036
15,200	Nippon Telegraph & Telephone Corp. - ADR	377,264
34,000	Ono Pharmaceutical Co., Ltd.	1,587,677
27,400	Rohm Co., Ltd.	2,382,398
225,800	Sony Corp. †	7,434,647
723	Sumitomo Mitsui Financial Group, Inc.	6,828,883
201,000	Taisho Pharmaceutical Co., Ltd.	3,628,415
27,200	TDK Corp.	1,942,428
		81,319,637
	Mexico—1.2%
182,100	Telefonos de Mexico SA de CV - Class L - SP ADR	3,873,267

	Netherlands—13.7%
258,686	ABN AMRO Holding NV	6,217,930
410,914	Aegon NV †	6,120,448
158,900	Akzo Nobel NV	6,950,832
95,500	Heineken NV	3,076,398
524,300	Koninklijke Ahold NV *	3,977,368
173,666	Koninklijke Ahold NV 144A * ²	1,317,440
286,700	STMicroelectronics NV	4,948,034
107,494	Unilever NV CVA	7,668,392
155,446	Wolters Kluwer NV	2,902,123
		43,178,965
	New Zealand—0.9%
680,035	Telecom Corp. of New Zealand, Ltd. †	2,838,239

	Portugal—0.8%
287,208	Portugal Telecom SA	2,632,543

	Singapore—2.5%
360,736	DBS Group Holdings, Ltd.	3,372,262
143,105	Jardine Matheson Holdings, Ltd.	2,447,096
597,600	Overseas Chinese Banking Corp.	2,209,863
		8,029,221
	South Korea—2.6%
260,000	Korea Electric Power Corp. - SP ADR	4,604,600
115,900	KT Corp. - SP ADR	2,607,750
17,000	LG Electronics, Inc.	1,139,856
		8,352,206
	Spain—3.1%
140,333	Banco Bilbao Vizcaya Argentaria SA	2,469,337
159,973	Banco Santander Central Hispano SA	2,108,784
326,083	Telefonica SA	5,356,370
502	Telefonica SA - ADR	24,759
		9,959,250

2

	Switzerland—6.0%
35,900	Nestle SA - Registered	$10,555,138
14,040	Swisscom AG	4,607,207
22,935	Zurich Financial Services AG *	3,923,174
		19,085,519
	United Kingdom—13.6%
133,400	BAE Systems Plc	810,767
1,785,473	BT Group Plc	7,021,159
744,800	Compass Group Plc	2,717,987
3,529,155	Corus Group Plc	3,215,820
1,931,900	Corus Group Plc Deferred Shrs 144A * ² ‡	0
267,400	GlaxoSmithKline Plc	6,822,451
1,344,576	Invensys Plc *	344,959
2,534,081	Invensys Plc 144A * ²	650,133
741,287	J Sainsbury Plc	3,665,911
958,038	Marks & Spencer Group Plc	6,352,404
374,300	Unilever Plc	3,920,625
2,353,001	Wm. Morrison Supermarkets Plc	7,400,234
		42,922,450
	Venezuela—0.1%
20,180	Compania Anonima Nacional Telefonos de Venezuela (CANTV) - ADR	283,125

	TOTAL FOREIGN COMMON STOCKS
	(Cost $264,820,020)	313,680,781

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—9.1%
$1,574,058	Bank of America ††	3.770%	10/18/2005	$ ,574,058
1,180,543	Bank of Nova Scotia ††	3.660%	10/11/2005	1,180,543
1,967,572	Barclays ††	3.710%	10/14/2005	1,967,572
1,967,572	BNP Paribas ††	3.750%	10/28/2005	1,967,572
399,401	Credit Suisse First Boston Corp. ††	3.978%	10/03/2005	399,401
1,574,058	Fortis Bank ††	3.810%	10/07/2005	1,574,058
3,148,115	Goldman Sachs Group, Inc. ††	3.978%	10/03/2005	3,148,115
1,967,572	Grampian Funding LLC ††	3.763%	10/20/2005	1,967,572
1,574,058	Lehman Brothers, Inc. ††	3.978%	10/03/2005	1,574,057
2,778,220	Merrill Lynch & Co. ††	3.978%	10/03/2005	2,778,220
1,574,058	Morgan Stanley Dean Witter & Co. ††	4.043%	10/03/2005	1,574,057
1,967,572	Paradigm Funding LLC ††	3.752%	10/17/2005	1,967,572
1,922,660	Svenska Handlesbanken ††	3.875%	10/03/2005	1,922,660
1,967,572	The Bank of the West ††	3.760%	10/28/2005	1,967,572
1,180,543	Toronto Dominion Bank ††	3.680%	10/04/2005	1,180,543
1,967,572	UBS AG ††	3.750%	10/31/2005	1,967,572
	TOTAL SHORT-TERM INVESTMENTS—(Cost $28,711,144)			28,711,144

	TOTAL INVESTMENTS AT MARKET VALUE - 108.2%
	(Cost $293,531,164)			342,391,925
	Other Liabilities in Excess of Assets—(8.2%)			(26,015,115)
	NET ASSETS—100.0%			$316,376,810

3

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

(a)	Security is valued in good faith under procedures established by the board of directors.

²	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Denotes all or a portion of security on loan (Note 1).

††	Represents collateral received from securities lending transactions.

‡	Security had no market value at 9/30/05.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

At September 30, 2005, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Industry Sector	Assets
Diversified Telecommunication Services	19.9%
Commercial Banks	13.7%
Insurance	8.8%
Food Products	6.9%
Pharmaceuticals	6.9%
Food & Staples Retailing	6.4%
Automobiles	4.6%
Communications Equipment	4.1%
Machinery	3.7%
Household Durables	3.4%
Electronic Equipment & Instruments	2.6%
Electric Utilities	2.4%

4

Semiconductors & Semiconductor Equipment	2.4%
Chemicals	2.2%
Multiline Retail	2.0%
Beverages	1.8%
Tobacco	1.5%
Aerospace & Defense	1.2%
Metals & Mining	1.0%
Media	0.9%
Hotels Restaurants & Leisure	0.9%
Diversified Financial Services	0.8%
Thrifts & Mortgage Finance	0.5%
Electrical Equipment	0.5%
Wireless Telecommunication Services	0.0%*
Short-Term Investments	9.1%
108.2%

* percentage less than 0.1% of net assets.

5

Turner Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2005

		Value
Shares		(Note 1)
	COMMON STOCKS—98.1%

	Aerospace & Defense—1.2%
22,290	Boeing Co.	$1,514,605

	Apparel Retailers—1.0%
19,180	Chico’s FAS, Inc. *	705,824
19,870	Urban Outfitters, Inc. * †	584,178
		1,290,002
	Automotive—0.7%
9,670	Toyota Motor Corp., Sponsored ADR	893,218

	Banking—4.1%
23,760	American Express Co.	1,364,774
28,740	Bank of America Corp.	1,209,954
2,790	HDFC Bank, Ltd., ADR	142,848
49,480	Mitsubishi Tokyo Financial Group, Inc., Sponsored ADR	644,724
33,920	Northern Trust Corp.	1,714,656
		5,076,956
	Beverages, Food & Tobacco—3.6%
8,310	Brown-Forman Corp. - Class B	494,777
50,080	Pepsico, Inc.	2,840,037
15,030	WM Wrigley Jr. Co.	1,080,356
		4,415,170
	Building Materials—0.7%
17,160	Cemex SA de CV - SP ADR †	897,468

	Casinos/Gaming—1.1%
31,580	MGM Mirage, Inc. *	1,382,257

	Coal—1.4%
20,630	Peabody Energy Corp.	1,740,140

	Communications—0.7%
122,020	Sirius Satellite Radio, Inc. * †	799,231

	Computer Software—2.3%
8,940	Google, Inc. - Class A * †	2,829,152

	Computer Software & Processing—7.9%
21,890	Alliance Data Systems Corp. * †	856,993
24,660	Electronic Arts, Inc. *	1,402,907
41,170	Juniper Networks, Inc. *	979,434
186,080	Microsoft Corp.	4,787,838
49,210	Yahoo!, Inc. *	1,665,266
		9,692,438

1

	Computers & Information—2.7%
32,470	Apple Computer, Inc. *	$1,740,717
84,770	EMC Corp. *	1,096,924
16,550	Scientific Games Corp.-Class A *	513,050
		3,350,691
	Cosmetics & Personal Care—2.8%
58,360	Procter & Gamble Co. †	3,470,086

	Diversified Manufacturing Operations—0.7%
8,100	ITT Industries, Inc.	920,160

	Electric Utilities—0.7%
49,340	CMS Energy Corp. * †	811,643

	Electrical Equipment—4.4%
159,860	General Electric Co.	5,382,486

	Electronics—5.4%
36,790	Advanced Micro Devices *	927,108
22,670	Analog Devices, Inc. †	841,964
41,430	Broadcom Corp. - Class A *	1,943,481
30,720	Marvell Technology Group, Ltd. *	1,416,499
44,860	Texas Instruments, Inc.	1,520,754
		6,649,806
	Financial Services—9.8%
130,970	Charles Schwab Corp. (The)	1,889,897
3,300	Chicago Mercantile Exchange, Inc. †	1,113,090
9,490	Legg Mason, Inc.	1,040,958
12,110	Lehman Brothers Holdings, Inc.	1,410,573
41,180	Mellon Financial Corp.	1,316,525
41,390	Morgan Stanley	2,232,577
21,550	SEI Investments Co.	809,849
34,190	T. Rowe Price Group, Inc.	2,232,607
		12,046,076
	Food Retailers—1.6%
20,360	Starbucks Corp. *	1,020,036
7,480	Whole Foods Market, Inc.	1,005,686
		2,025,722
	Health Care Providers—1.1%
26,020	Caremark Rx, Inc. *	1,299,179

	Health Care Providers & Services—0.4%
9,960	Medco Health Solutions, Inc. *	546,107

	Heavy Machinery—3.3%
129,670	Applied Materials, Inc.	2,199,203
13,030	Joy Global, Inc.	657,494
18,080	National-Oilwell, Inc. *	1,189,664
		4,046,361

2

	Household Products—0.6%
8,840	Fortune Brands, Inc.	$718,957

	Insurance—4.6%
44,950	American International Group, Inc.	2,785,102
20,870	Fidelity National Financial, Inc.	929,132
29,800	Prudential Financial, Inc. †	2,013,288
		5,727,522
	Medical - HMO—1.9%
11,370	Pacificare Health Systems *	907,099
18,580	WellPoint, Inc. *	1,408,736
		2,315,835
	Medical and Health Products—3.1%
59,970	Johnson & Johnson	3,794,902

	Medical Supplies—1.7%
27,550	Roper Industries, Inc.	1,082,440
20,550	St. Jude Medical, Inc. *	961,740
		2,044,180
	Metals—2.4%
21,570	Cia Vale Do Rio Doce - ADR †	946,060
62,500	Corning, Inc. *	1,208,125
14,810	Precision Castparts Corp.	786,411
		2,940,596
	Mining—0.7%
18,430	Freeport-McMoran Copper & Gold, Inc. - Class B †	895,514

	Oil & Gas—7.3%
19,800	ConocoPhillips	1,384,218
20,520	Halliburton Co.	1,406,030
14,070	Kinder Morgan, Inc. †	1,352,971
16,120	Noble Corp.	1,103,575
11,700	Valero Energy Corp.	1,322,802
43,300	Williams Co., Inc.	1,084,665
29,893	XTO Energy, Inc.	1,354,751
		9,009,012
	Oil Services—3.2%
12,810	Questar Corp.	1,128,817
16,480	Southwestern Energy Co. *	1,209,632
28,000	Ultra Petroleum Corp. * †	1,592,640
		3,931,089
	Pharmaceuticals—5.7%
33,250	Amgen, Inc. * †	2,649,028
19,710	Forest Laboratories, Inc. *	768,099
16,420	Genentech, Inc. *	1,382,728
11,790	Genzyme Corp. *	844,636
28,990	Gilead Sciences, Inc. *	1,413,552
		7,058,043

3

	Retailers—2.9%
21,700	Best Buy Co., Inc.	$944,601
41,550	CVS Corp.	1,205,366
35,580	eBay, Inc. *	1,465,896
		3,615,863
	Telephone Systems—3.5%
94,590	America Movil SA de CV - Class L - ADR	2,489,609
9,040	Global Payments, Inc.	702,589
13,760	NII Holdings, Inc. - Class B *	1,162,032
		4,354,230
	Textiles, Clothing & Fabrics—0.5%
21,030	Coach, Inc. *	659,501

	Transportation—1.8%
21,950	Burlington Northern Santa Fe Corp.	1,312,610
14,030	C.H. Robinson Worldwide, Inc.	899,604
		2,212,214
	Water Companies—0.6%
20,170	Aqua America, Inc.	766,863

	TOTAL COMMON STOCKS
	(Cost $101,510,628)	121,123,275

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—9.1%
$615,993	Bank of America ††	3.770%	10/18/2005	$615,993
461,995	Bank of Nova Scotia ††	3.660%	10/11/2005	461,995
769,992	Barclays ††	3.710%	10/14/2005	769,992
769,992	BNP Paribas ††	3.750%	10/28/2005	769,992
156,302	Credit Suisse First Boston Corp. ††	3.978%	10/03/2005	156,302
615,993	Fortis Bank ††	3.810%	10/07/2005	615,993
1,231,987	Goldman Sachs Group, Inc. ††	3.978%	10/03/2005	1,231,987
769,992	Grampian Funding LLC ††	3.763%	10/20/2005	769,992
615,993	Lehman Brothers, Inc. ††	3.978%	10/03/2005	615,993
1,087,232	Merrill Lynch & Co. ††	3.978%	10/03/2005	1,087,231
615,993	Morgan Stanley Dean Witter & Co. ††	4.043%	10/03/2005	615,993
769,992	Paradigm Funding LLC ††	3.752%	10/17/2005	769,992
752,416	Svenska Handlesbanken ††	3.875%	10/03/2005	752,416
769,992	The Bank of the West ††	3.760%	10/28/2005	769,992
461,995	Toronto Dominion Bank ††	3.680%	10/04/2005	461,995
769,992	UBS AG ††	3.750%	10/31/2005	769,992
	TOTAL SHORT-TERM INVESTMENTS—(Cost $11,235,850)			11,235,850

	TOTAL INVESTMENTS AT MARKET VALUE—107.2%
	(Cost $112,746,478)			132,359,125
	Other Liabilities in Excess of Assets - (7.2%)			(8,876,683)
	NET ASSETS—100.0%			$123,482,442

4

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

* Non-income producing security

† Denotes all or a portion of security on loan (Note 1).

†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

5

At September 30, 2005, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Basic Materials	3.1%
Communications	4.2%
Consumer Cyclical	6.9%
Consumer Non-Cyclical	22.5%
Energy	11.9%
Financial	18.5%
Industrial	11.4%
Technology	18.3%
Utilities	1.3%
Short-Term Investments	9.1%
Total	107.2%

1

Frontier Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2005

		Value
Shares		(Note 1)
	COMMON STOCKS—97.3%

	Aerospace & Defense—1.5%
34,350	Goodrich Corp.	$1,523,079
47,690	Orbital Sciences Corp. * †	596,125
		2,119,204
	Automotive—1.8%
28,600	Autoliv, Inc.	1,244,100
43,900	CarMax, Inc. * †	1,372,753
		2,616,853
	Business Services—0.8%
111,200	Harris Interactive, Inc. *	474,824
50,100	Presstek, Inc. *	650,298
		1,125,122
	Chemicals—0.7%
15,100	Cabot Microelectronics Corp. * †	443,638
9,800	FMC Corp. *	560,756
		1,004,394
	Coal—1.1%
31,400	Massey Energy Co.	1,603,598

	Commercial Services—10.1%
31,000	Aramark Corp. - Class B	828,010
18,020	EGL, Inc. *	489,243
44,240	Fluor Corp. †	2,848,171
22,340	Jacobs Engineering Group, Inc. *	1,505,716
97,600	Lo-Jack Corp. *	2,063,264
18,200	Omnicare, Inc.	1,023,386
43,600	Omnicell, Inc. *	424,228
17,100	Portfolio Recovery Associates, Inc. * †	738,378
87,300	Regeneration Technologies, Inc. *	713,241
34,900	Republic Services, Inc.	1,231,621
28,240	Ritchie Bros. Auctioneers, Inc.	1,242,278
72,800	Sotheby’s Holdings, Inc. - Class A * †	1,217,216
9,400	TNS, Inc. *	227,950
		14,552,702
	Communications—5.7%
26,400	Andrew Corp. * †	294,360
76,720	Arris Group, Inc. *	909,899
35,442	Avid Technology, Inc. * †	1,467,299
47,700	C-COR, Inc. *	321,975
87,000	Harmonic, Inc. *	506,340
12,760	Harris Corp.	533,368
28,300	Itron, Inc. *	1,292,178
314,900	Mindspeed Technologies, Inc. *	758,909
24,300	Polycom, Inc. *	392,931
42,410	Powerwave Technologies, Inc. * †	550,906
194,420	Sonus Networks, Inc. *	1,127,636
		8,155,801

	Computer Software—0.6%
31,100	Amdocs, Ltd. *	$862,403

	Computer Software & Processing—6.8%
32,100	Ansoft Corp. *	934,110
83,100	BEA Systems, Inc. * †	746,238
26,660	CheckFree Corp. * †	1,008,281
28,200	Citrix Systems, Inc. *	708,948
97,600	Eclipsys Corp. * †	1,741,184
34,700	Electronics for Imaging, Inc. *	796,018
69,430	Informatica Corp. *	834,549
33,770	Perot Systems Corp. - Class A *	477,845
48,800	SafeNet, Inc. *	1,771,928
16,500	Synopsys, Inc. *	311,850
21,400	WebEx Communications, Inc. * †	524,514
		9,855,465
	Computers & Information—3.2%
14,950	Diebold, Inc.	515,177
19,500	Global Imaging Systems, Inc. * †	663,975
93,900	InFocus Corp. *	323,955
60,800	Komag, Inc. *	1,943,168
81,700	Maxtor Corp. *	359,480
140	Symbol Technologies, Inc.	1,355
59,900	Western Digital Corp. *	774,507
		4,581,617
	Containers & Packaging—2.2%
172,400	Crown Holdings, Inc. *	2,748,056
26,900	Pactiv Corp. *	471,288
		3,219,344
	Electric Utilities—0.5%
57,300	Citizens Communications Co. †	776,415

	Electrical Equipment—2.0%
64,880	Artesyn Technologies, Inc. *	603,384
32,070	C&D Technologies, Inc.	301,779
12,800	Energy Conversion Devices, Inc. * †	574,464
146,100	GrafTech International, Ltd. *	793,323
59,500	SBS Technologies, Inc. *	572,985
		2,845,935
	Electronics—18.5%
55,000	Actel Corp. *	795,300
11,144	Agere Systems, Inc. *	116,009
31,490	Anaren, Inc. *	444,009
30,800	ATMI, Inc. * †	954,800
101,750	Cypress Semiconductor Corp. * †	1,531,337
24,200	Fairchild Semiconductor International, Inc. *	359,612

32,660	Genesis Microchip, Inc. *	$716,887
10,600	Harman International Industries, Inc.	1,084,062
16,600	Hutchinson Technology, Inc. *	433,592
79,820	Integrated Device Technology, Inc. *	857,267
23,400	Intersil Corp. - Class A †	509,652
275,500	MEMC Electronic Materials, Inc. *	6,278,645
35,860	Mercury Computer Systems, Inc. *	941,325
72,100	Microsemi Corp. *	1,841,434
58,740	National Semiconductor Corp.	1,544,862
107,100	PMC - Sierra, Inc. * †	943,551
47,300	Power-One, Inc. *	262,042
43,200	RF Micro Devices, Inc. *	244,080
23,000	Rogers Corp. *	890,100
70,100	Sanmina-Sci Corp. *	300,729
21,000	Semtech Corp. *	345,870
20,900	Silicon Laboratories, Inc. * †	635,151
42,700	SiRF Technology Holdings, Inc. *	1,286,551
55,170	Skyworks Solutions, Inc. *	387,293
92,846	Stats Chippac Ltd.- ADR * †	583,073
29,600	Teradyne, Inc. *	488,400
25,685	Trimble Navigation, Ltd. *	865,328
189,200	Vitesse Semiconductor Corp. *	355,696
43,385	Zoran Corp. *	620,406
		26,617,063
	Entertainment—0.5%
60,600	Insight Communications Co., Inc. *	704,778

	Entertainment & Leisure—0.7%
25,700	Macrovision Corp. *	490,870
21,600	NetFlix, Inc. * †	561,384
		1,052,254
	Environmental—0.3%
154,900	Bennett Environmental, Inc. *	441,465

	Financial Services—2.0%
75,070	E*Trade Financial Corp. *	1,321,232
53,200	MarketAxess Holdings, Inc. * †	723,520
41,600	Waddell & Reed Financial, Inc. - Class A	805,376
		2,850,128
	Forest Products & Paper—1.1%
34,400	Bowater, Inc.	972,488
52,520	Smurfit-Stone Container Corp. *	544,107
		1,516,595
	Health Care Providers—3.2%
15,100	Apria Healthcare Group, Inc. *	481,841
47,600	Cross Country Healthcare, Inc. *	883,456
20,940	Express Scripts, Inc. * †	1,302,468

38,650	Matria Healthcare, Inc. *	$1,459,038
5,700	Pediatrix Medical Group, Inc. *	437,874
		4,564,677
	Heavy Machinery—5.2%
113,520	Chicago Bridge & Iron Co., NV	3,529,337
43,700	Kaydon Corp.	1,241,517
29,200	National-Oilwell, Inc. *	1,921,360
29,100	Pall Corp.	800,250
		7,492,464
	Home Construction, Furnishings & Appliances—0.5%
47,100	Digital Theater Systems, Inc. *	793,164

	Insurance—0.1%
15,700	PXRE Group, Ltd.	211,322

	Media—0.2%
9,000	Entercom Communications Corp. *	284,310

	Medical and Health Tech Services—2.3%
23,600	Genomic Health, Inc. *	272,580
26,000	ICON Plc - ADR *	1,300,000
106,000	Input/Output, Inc. * †	845,880
16,600	Psychiatric Solutions, Inc. *	900,218
		3,318,678
	Medical Supplies—3.1%
43,100	Cyberonics, Inc. * †	1,286,104
42,700	Dexcom, Inc. *	496,174
28,300	Intralase Corp. * †	416,293
8,860	Millipore Corp. *	557,205
37,480	STERIS Corp.	891,649
35,000	Wright Medical Group, Inc. *	863,800
		4,511,225
	Medical & Bio-Technology—1.1%
27,000	Pharmaceutical Product Development, Inc. *	1,552,770

	Metals—2.6%
45,400	Brush Engineered Materials *	720,952
85,100	Couer D’alene Mines Corp. *	359,973
19,900	Maverick Tube Corp. * †	597,000
15,200	Northwest Pipe Co. *	393,528
11,400	Reliance Steel & Aluminum Co.	603,402
25,600	RTI International Metals, Inc. *	1,007,360
		3,682,215
	Mining—0.7%
22,200	Freeport-McMoran Copper & Gold, Inc. - Class B †	1,078,698

	Oil & Gas—9.0%
36,300	Core Laboratories NV *		$1,171,038
17,498	Devon Energy Corp.		1,201,063
21,811	ENSCO International, Inc.		1,016,174
10,100	GlobalSantaFe Corp.		460,762
24,500	InterOil Corp. * †		570,850
18,380	Noble Corp.		1,258,295
11,130	Remington Oil & Gas Corp. *		461,895
70,320	Talisman Energy, Inc.		3,434,429
21,300	Transocean, Inc. *		1,305,903
11,064	Valero Energy Corp.		1,250,896
17,280	Western Gas Resources, Inc.		885,254
			13,016,559
	Pharmaceuticals—1.2%
26,600	Connetics Corp. *		449,806
30,500	InterMune, Inc. * †		504,775
36,180	Parexel International Corp. *		726,856
			1,681,437
	Restaurants—0.6%
52,100	Triarc Cos. - Class B		795,567

	Retailers—2.0%
60,040	Dollar Tree Stores, Inc. * †		1,299,866
42,270	Insight Enterprises, Inc. *		786,222
70,500	ValueVision Media, Inc. - Class A *		800,175
			2,886,263
	Semiconductors—0.3%
12,300	Lam Research Corp. * †		374,781

	Supermarkets—0.5%
13,900	Panera Bread Co. * †		711,402

	Textiles, Clothing & Fabrics—1.2%
62,710	Delta & Pine Land Co.		1,656,171
32,470	Unifi, Inc. *		108,450
			1,764,621
	Transportation—3.4%
35,500	Kansas City Southern * †		827,505
29,600	Kirby Corp. *		1,463,128
43,000	Landstar System, Inc.		1,721,290
10,600	Sabre Holdings Corp.		214,968
39,960	Swift Transportation Co., Inc. *		707,292
			4,934,183
	TOTAL COMMON STOCKS
	(Cost $100,783,435)		140,155,472

		Expiration
		Date
	RIGHTS—0.0%
9,800	Veritas Software Corp., Rights
	(Cost $0)	N/A	0

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—20.1%
$1,590,334	Bank of America ††	3.770%	10/18/2005	$1,590,334
1,192,751	Bank of Nova Scotia ††	3.660%	10/11/2005	1,192,751
1,987,918	Barclays ††	3.710%	10/14/2005	1,987,918
1,987,918	BNP Paribas ††	3.750%	10/28/2005	1,987,918
403,531	Credit Suisse First Boston Corp. ††	3.978%	10/03/2005	403,531
1,590,334	Fortis Bank ††	3.810%	10/07/2005	1,590,334
3,180,669	Goldman Sachs Group, Inc. ††	3.978%	10/03/2005	3,180,669
1,987,918	Grampian Funding LLC ††	3.763%	10/20/2005	1,987,918
1,590,334	Lehman Brothers, Inc. ††	3.978%	10/03/2005	1,590,334
2,806,949	Merrill Lynch & Co. ††	3.978%	10/03/2005	2,806,949
1,590,334	Morgan Stanley Dean Witter & Co. ††	4.043%	10/03/2005	1,590,334
1,987,918	Paradigm Funding LLC ††	3.752%	10/17/2005	1,987,918
1,942,542	Svenska Handlesbanken ††	3.875%	10/03/2005	1,942,542
1,987,918	The Bank of the West ††	3.760%	10/28/2005	1,987,918
1,192,751	Toronto Dominion Bank ††	3.680%	10/04/2005	1,192,751
1,987,918	UBS AG ††	3.750%	10/31/2005	1,987,918
	TOTAL SHORT-TERM INVESTMENTS—(Cost $29,008,037)			29,008,037

	TOTAL INVESTMENTS AT MARKET VALUE—117.4%
	(Cost $129,791,472)			169,163,509
	Other Liabilities in Excess of Assets - (17.4%)			(25,045,925)
	NET ASSETS—100.0%			$144,117,584

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

* Non-income producing security

† Denotes all or a portion of security on loan (Note 1).

†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

At September 30, 2005, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Basic Materials	4.0%
Communications	5.9%
Consumer Cyclical	7.2%
Consumer Non-Cyclical	22.4%
Energy	10.1%
Financial	2.1%
Industrial	15.7%
Technology	29.4%
Utilities	0.5%
Short-Term Investments	20.1%
Total	117.4%

1

Business Opportunity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2005

		Value
Shares		(Note 1)
	COMMON STOCKS—97.3%
	Aerospace & Defense—3.8%
11,950	Boeing Co.	$812,002
11,050	General Dynamics	1,321,027
		2,133,029
	Banking—4.0%
25,990	Bank of America Corp.	1,094,179
42,550	U.S. Bancorp	1,194,804
		2,288,983
	Chemicals—4.4%
15,950	Dow Chemical Co. (The)	664,636
18,600	Monsanto Co.	1,167,150
13,500	Praxair, Inc.	647,055
		2,478,841
	Computer Software & Processing—3.6%
50,713	First Data Corp.	2,028,520

	Computers & Information—3.5%
20,500	Hewlett-Packard Co.	598,600
17,550	International Business Machines Corp.	1,407,861
		2,006,461
	Electronics—4.4%
35,800	Intel Corp.	882,470
77,050	Thomson - SP ADR	1,608,804
		2,491,274
	Entertainment & Leisure—2.8%
24,700	Harrah’s Entertainment, Inc.	1,610,193

	Financial Services—10.4%
25,250	Citigroup, Inc.	1,149,380
40,700	Freddie Mac	2,297,922
20,550	JP Morgan Chase & Co.	697,261
12,000	Merrill Lynch & Co.	736,200
19,200	Morgan Stanley	1,035,648
		5,916,411
	Heavy Construction—1.7%
16,000	Lennar Corp. - Class A	956,160

	Household Products—2.0%
13,750	Fortune Brands, Inc.	1,118,287

	Industrial—Diversified—2.8%
56,150	Tyco International, Ltd. †	1,563,777

1

	Insurance—7.1%
20,950	Allstate Corp.	$1,158,326
26,300	American International Group, Inc.	1,629,548
21,800	UnitedHealth Group, Inc.	1,225,160
		4,013,034
	Machinery—2.3%
27,700	American Standard Cos., Inc.	1,289,435

	Media—Broadcasting & Publishing—3.5%
19,100	Viacom, Inc. - Class B	630,491
41,900	Vivendi Universal SA - SP ADR	1,371,387
		2,001,878
	Medical - HMO—3.3%
24,650	WellPoint, Inc. *	1,868,963

	Medical Supplies—5.7%
31,800	Agilent Technologies, Inc. *	1,041,450
18,650	Baxter International, Inc.	743,576
60,700	Boston Scientific Corp. *	1,418,559
		3,203,585
	Office Supplies & Equipment—1.6%
67,100	Xerox Corp. *	915,915

	Oil & Gas—9.4%
16,450	Burlington Resources, Inc.	1,337,714
15,550	ChevronTexaco Corp.	1,006,552
21,900	Devon Energy Corp.	1,503,216
8,900	Kerr-Mcgee Corp.	864,279
4,400	Total SA - SP ADR †	597,608
		5,309,369
	Pharmaceuticals—7.7%
20,200	Amgen, Inc. *	1,609,334
49,085	Biogen Idec, Inc. † *	1,937,876
11,000	Genzyme Corp. *	788,040
		4,335,250
	Restaurants—5.1%
44,150	McDonald’s Corp.	1,478,584
29,600	Yum! Brands, Inc.	1,432,936
		2,911,520
	Stores—2.3%
27,900	J.C. Penney Co., Inc. (Holding Co.)	1,323,018

	Telephone Systems—5.9%
17,950	Alltel Corp.	1,168,725
57,400	America Movil SA de CV - Class L - ADR	1,510,768
27,650	Sprint Corp. - FON Group	657,517
		3,337,010
	TOTAL COMMON STOCKS
	(Cost $50,938,301)	55,100,913

2

Par				Value
Amount		Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS-7.1%
$219,615	Bank of America ††	3.770%	10/18/2005	$219,615
164,711	Bank of Nova Scotia ††	3.660%	10/11/2005	164,711
274,519	Barclays ††	3.710%	10/14/2005	274,518
274,519	BNP Paribas ††	3.750%	10/28/2005	274,518
55,725	Credit Suisse First Boston Corp. ††	3.978%	10/03/2005	55,725
219,615	Fortis Bank ††	3.810%	10/07/2005	219,615
439,230	Goldman Sachs Group, Inc. ††	3.978%	10/03/2005	439,230
274,519	Grampian Funding LLC ††	3.763%	10/20/2005	274,518
219,615	Lehman Brothers, Inc. ††	3.978%	10/03/2005	219,615
387,621	Merrill Lynch & Co. ††	3.978%	10/03/2005	387,621
219,615	Morgan Stanley Dean Witter & Co. ††	4.043%	10/03/2005	219,615
274,519	Paradigm Funding LLC ††	3.752%	10/17/2005	274,519
268,252	Svenska Handlesbanken ††	3.875%	10/03/2005	268,252
274,519	The Bank of the West ††	3.760%	10/28/2005	274,519
164,711	Toronto Dominion Bank ††	3.680%	10/04/2005	164,711
274,519	UBS AG ††	3.750%	10/31/2005	274,519

	TOTAL SHORT-TERM INVESTMENTS—(Cost $4,005,821)			4,005,821

	TOTAL INVESTMENTS AT MARKET VALUE—104.4%
	(Cost $54,944,122)			59,106,734
	Other Liabilities in Excess of Assets - (4.4%)			(2,469,763)
	NET ASSETS—100.0%			$56,636,971

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

†	Denotes all or a portion of security on loan (Note 1).

††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

3

At September 30, 2005, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Basic Materials	4.4%
Communications	9.4%
Consumer Cyclical	5.1%
Consumer Non-Cyclical	23.8%
Energy	9.4%
Financial	21.5%
Industrial	10.6%
Technology	13.1%
Short-Term Investments	7.1%
Total	104.4%

1

M Fund, Inc.

Notes to the Portfolios of Investments

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2005, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (singularly the “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the portfolios of investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser’s opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

Security Lending

The Funds may lend their securities to certain qualified brokers. Investors Bank and Trust Company acts as the stock lending agent for the Funds. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

 2. Tax Basis Unrealized Appreciation / (Depreciation)

At September 30, 2005, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Tax Basis
	Income Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Brandes International Equity Fund	$294,165,035	$58,135,814	$9,908,923	$48,226,891
Turner Core Growth Fund	112,631,748	20,727,734	1,166,191	19,561,543
Frontier Capital Appreciation Fund	130,477,712	44,817,087	6,434,156	38,382,931
Business Opportunity Value Fund	55,095,284	5,523,475	1,558,733	3,964,742

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)

Date	11/4/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)
Date	11/04/05

	By:	/s/ David W. Schutt
David W. Schutt, Secretary / Treasurer (as Chief Financial Officer)

Date	11/04/05